CASH AT BANK (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Mar. 27, 2019
CASH AT BANK (Details Narrative)
Bank Deposits	$ 1,395,025	$ 4,640,603	$ 6,787,535	$ 6,591,128	$ 0